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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21853

NORTHERN LIGHTS VARIABLE TRUST

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY 11788

(Address of principal executive offices)(Zip code)

James P. Ash, Esq.

Gemini Fund Services, LLC

80 Arkay Drive

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end:  December 31st

Date of reporting period:  July 1, 2012 - June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2013 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS AGGRESSIVE GROWTH ETF PORTFOLIO									Item 1, Exhibit 5
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	1	TO APPROVE A NEW UNITARY FEE INVESTMENT ADVISORY AGREEMENT BETWEEN WT TRUST & WT ASSET MGMT,INC., WITH RESPECT TO FUND.	MGMT	Y	FOR (60); AGAINST (1); ABSTAIN (2)
2	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	2	TO APPROVE A NEW UNITARY FEE INVESTMENT ADVISORY AGREEMENT BETWEEN WT TRUST & WT ASSET MGMT, INC. TO GO INTO EFFECT IF PROPOSAL 1A IS APPROVED & THERE IS SUBSEQUENT CHANGE OF CONTROL.	MGMT	Y	FOR (60); AGAINST (1); ABSTAIN (2)
3	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	3

TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT THAT IS SUBSTANTIALLY IDENTICAL TO THE CURRENT INVESTMENT ADVISORY AGREEMENTS BETWEEN THE TRUST AND WT ASSET MGMT, INC., WITH RESPECT TO THE FUND, TO GO INTOEFFECT IF THERE IS A SUBSEQUENTCHANGE OF CONTROL OF WT ASSET MGMT,INC., AS DESCRIBED HEREIN, ANDPROPOSAL 1A IS NOT APPROVED.

							MGMT	Y	FOR (60); AGAINST (1); ABSTAIN (2)
4	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	4

TO APPROVE A NEW INVESTMENT SUBADVISORY AGREEMENT BETWEEN WTASSET MGMT, INC. AND MELLON CAPITALMANAGEMENT CORPORATION, WITH RESPECT TO THE FUND, TO GO INTO EFFECT IF THE NEW UNITARY FEEADVISORY AGREEMENT IN PROPOSAL 1A IS APPROVED

							MGMT	Y	FOR (60); AGAINST (1); ABSTAIN (2)
5	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	5

TO APPROVE A NEW INVESTMENT SUBADVISORY AGREEMENT BETWEEN WTASSET MGMT, INC. AND MELLON CAPITALMANAGEMENT CORPORATION, WITH RESPECT TO THE FUND, TO GO INTO EFFECT IF THERE IS A SUBSEQUENT CHANGE OF CONTROL OF WT ASSET MGMT,INC., AS DESCRIBED HEREIN

							MGMT	Y	FOR (60); AGAINST (1); ABSTAIN (2)
6	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	6

TO APPROVE A NEW INVESTMENT SUBADVISORY AGREEMENT BETWEEN WTASSET MGMT, INC. AND MELLON CAPITALMANAGEMENT CORPORATION, WITH RESPECT TO THE FUND, TO GO INTO EFFECT IF THERE IS A SUBSEQUENT CHANGE OF CONTROL OF WT ASSET MGMT,INC., AS DESCRIBED HEREIN

							MGMT	Y	FOR (59); AGAINST (2); ABSTAIN (2)

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS BALANCED ETF PORTFOLIO									Item 1, Exhibit 6
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Wisdomtree Fund	ELD	97717X867	SPECIAL; 08/08/2012	1	Approve new Investment Advisory Agreement	MGMT	Y	FOR (482); AGAINST (5) ABSTAIN (4)
2	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Ronn R. Bagge	MGMT	Y	FOR (2716); ABSTAIN (22)
3	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Todd J. Barre	MGMT	Y	FOR (2716); ABSTAIN (22)
4	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Kevin M. Carome	MGMT	Y	FOR (2716); ABSTAIN (22)
5	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Marc M. Kole	MGMT	Y	FOR (2715); ABSTAIN (23)
6	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Yung Bong Lim	MGMT	Y	FOR (2716); ABSTAIN (22)
7	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Philip M. Nussbaum	MGMT	Y	FOR (2716); ABSTAIN (22)
8	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Gary R. Wicker	MGMT	Y	FOR (2716); ABSTAIN (22)
9	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Donald H. Wilson	MGMT	Y	FOR (2716); ABSTAIN (22)
10	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	1	TO APPROVE A NEW UNITARY FEE INVESTMENT ADVISORY AGREEMENT BETWEEN WT TRUST & WT ASSET MGMT,INC., WITH RESPECT TO FUND.	MGMT	Y	FOR (391); AGAINST (10) ABSTAIN (16)
11	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	2	TO APPROVE A NEW UNITARY FEE INVESTMENT ADVISORY AGREEMENT BETWEEN WT TRUST & WT ASSET MGMT, INC. TO GO INTO EFFECT IF PROPOSAL 1A IS APPROVED & THERE IS SUBSEQUENT CHANGE OF CONTROL.	MGMT	Y	FOR (391); AGAINST (10) ABSTAIN (16)
12	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	3

TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT THAT IS SUBSTANTIALLY IDENTICAL TO THE CURRENT INVESTMENT ADVISORY AGREEMENTS BETWEEN THE TRUST AND WT ASSET MGMT, INC., WITH RESPECT TO THE FUND, TO GO INTOEFFECT IF THERE IS A SUBSEQUENTCHANGE OF CONTROL OF WT ASSET MGMT,INC., AS DESCRIBED HEREIN, ANDPROPOSAL 1A IS NOT APPROVED.

							MGMT	Y	FOR (393); AGAINST (8) ABSTAIN (16)
13	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	4

TO APPROVE A NEW INVESTMENT SUBADVISORY AGREEMENT BETWEEN WTASSET MGMT, INC. AND MELLON CAPITALMANAGEMENT CORPORATION, WITH RESPECT TO THE FUND, TO GO INTO EFFECT IF THE NEW UNITARY FEEADVISORY AGREEMENT IN PROPOSAL 1A IS APPROVED

							MGMT	Y	FOR (392); AGAINST (9) ABSTAIN (16)
14	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	5

TO APPROVE A NEW INVESTMENT SUBADVISORY AGREEMENT BETWEEN WTASSET MGMT, INC. AND MELLON CAPITALMANAGEMENT CORPORATION, WITH RESPECT TO THE FUND, TO GO INTO EFFECT IF THERE IS A SUBSEQUENT CHANGE OF CONTROL OF WT ASSET MGMT,INC., AS DESCRIBED HEREIN

							MGMT	Y	FOR (392); AGAINST (9) ABSTAIN (16)
15	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	6

TO APPROVE A NEW INVESTMENT SUBADVISORY AGREEMENT BETWEEN WTASSET MGMT, INC. AND MELLON CAPITALMANAGEMENT CORPORATION, WITH RESPECT TO THE FUND, TO GO INTO EFFECT IF THERE IS A SUBSEQUENT CHANGE OF CONTROL OF WT ASSET MGMT,INC., AS DESCRIBED HEREIN

							MGMT	Y	FOR (385); AGAINST (17) ABSTAIN (15)

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS CAPITAL PRESERVATION ETF PORTFOLIO										Item 1, Exhibit 7
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Wisdomtree Fund	ELD	97717X867	SPECIAL; 08/08/2012	1	Approve new Investment Advisory Agreement	MGMT	Y	FOR (28)
2	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Ronn R. Bagge	MGMT	Y	FOR (2035); ABSTAIN (17)
3	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Todd J. Barre	MGMT	Y	FOR (2035); ABSTAIN (17)
4	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Kevin M. Carome	MGMT	Y	FOR (2035); ABSTAIN (17)
5	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Marc M. Kole	MGMT	Y	FOR (2035); ABSTAIN (17)
6	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Yung Bong Lim	MGMT	Y	FOR (2035); ABSTAIN (17)
7	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Philip M. Nussbaum	MGMT	Y	FOR (2035); ABSTAIN (17)
8	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Gary R. Wicker	MGMT	Y	FOR (2035); ABSTAIN (17)
9	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Donald H. Wilson	MGMT	Y	FOR (2035); ABSTAIN (17)

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS GROWTH ETF PORTFOLIO									Item 1, Exhibit 8
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Wisdomtree Fund	ELD	97717X867	SPECIAL; 08/08/2012	1	Approve new Investment Advisory Agreement	MGMT	Y	FOR (282); AGAINST (3); ABSTAIN (2)
2	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	1	TO APPROVE A NEW UNITARY FEE INVESTMENT ADVISORY AGREEMENT BETWEEN WT TRUST & WT ASSET MGMT,INC., WITH RESPECT TO FUND.	MGMT	Y	FOR (256); AGAINST (6); ABSTAIN (10)
3	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	2	TO APPROVE A NEW UNITARY FEE INVESTMENT ADVISORY AGREEMENT BETWEEN WT TRUST & WT ASSET MGMT, INC. TO GO INTO EFFECT IF PROPOSAL 1A IS APPROVED & THERE IS SUBSEQUENT CHANGE OF CONTROL.	MGMT	Y	FOR (256); AGAINST (6); ABSTAIN (10)
4	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	3

TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT THAT IS SUBSTANTIALLY IDENTICAL TO THE CURRENT INVESTMENT ADVISORY AGREEMENTS BETWEEN THE TRUST AND WT ASSET MGMT, INC., WITH RESPECT TO THE FUND, TO GO INTOEFFECT IF THERE IS A SUBSEQUENTCHANGE OF CONTROL OF WT ASSET MGMT,INC., AS DESCRIBED HEREIN, ANDPROPOSAL 1A IS NOT APPROVED.

							MGMT	Y	FOR (257); AGAINST (5); ABSTAIN (10)
5	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	4

TO APPROVE A NEW INVESTMENT SUBADVISORY AGREEMENT BETWEEN WTASSET MGMT, INC. AND MELLON CAPITALMANAGEMENT CORPORATION, WITH RESPECT TO THE FUND, TO GO INTO EFFECT IF THE NEW UNITARY FEEADVISORY AGREEMENT IN PROPOSAL 1A IS APPROVED

							MGMT	Y	FOR (257); AGAINST (5); ABSTAIN (10)
6	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	5

TO APPROVE A NEW INVESTMENT SUBADVISORY AGREEMENT BETWEEN WTASSET MGMT, INC. AND MELLON CAPITALMANAGEMENT CORPORATION, WITH RESPECT TO THE FUND, TO GO INTO EFFECT IF THERE IS A SUBSEQUENT CHANGE OF CONTROL OF WT ASSET MGMT,INC., AS DESCRIBED HEREIN

							MGMT	Y	FOR (256); AGAINST (6); ABSTAIN (10)
7	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	6

TO APPROVE A NEW INVESTMENT SUBADVISORY AGREEMENT BETWEEN WTASSET MGMT, INC. AND MELLON CAPITALMANAGEMENT CORPORATION, WITH RESPECT TO THE FUND, TO GO INTO EFFECT IF THERE IS A SUBSEQUENT CHANGE OF CONTROL OF WT ASSET MGMT,INC., AS DESCRIBED HEREIN

							MGMT	Y	FOR (251); AGAINST (11); ABSTAIN (10)

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MODERATE GROWTH ETF PORTFOLIO									Item 1, Exhibit 9
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Wisdomtree Fund	ELD	97717X867	SPECIAL; 08/08/2012	1	Approve new Investment Advisory Agreement	MGMT	Y	FOR (275); AGAINST (3); ABSTAIN (2)
2	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Ronn R. Bagge	MGMT	Y	FOR (1876); ABSTAIN (15)
3	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Todd J. Barre	MGMT	Y	FOR (1876); ABSTAIN (15)
4	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Kevin M. Carome	MGMT	Y	FOR (1876); ABSTAIN (15)
5	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Marc M. Kole	MGMT	Y	FOR (1875); ABSTAIN (16)
6	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Yung Bong Lim	MGMT	Y	FOR (1875); ABSTAIN (16)
7	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Philip M. Nussbaum	MGMT	Y	FOR (1876); ABSTAIN (15)
8	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Gary R. Wicker	MGMT	Y	FOR (1876); ABSTAIN (15)
9	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Donald H. Wilson	MGMT	Y	FOR (1876); ABSTAIN (15)
10	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	1	TO APPROVE A NEW UNITARY FEE INVESTMENT ADVISORY AGREEMENT BETWEEN WT TRUST & WT ASSET MGMT,INC., WITH RESPECT TO FUND.	MGMT	Y	FOR (224); AGAINST (5); ABSTAIN (9)
11	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	2	TO APPROVE A NEW UNITARY FEE INVESTMENT ADVISORY AGREEMENT BETWEEN WT TRUST & WT ASSET MGMT, INC. TO GO INTO EFFECT IF PROPOSAL 1A IS APPROVED & THERE IS SUBSEQUENT CHANGE OF CONTROL.	MGMT	Y	FOR (224); AGAINST (5); ABSTAIN (9)
12	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	3

TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT THAT IS SUBSTANTIALLY IDENTICAL TO THE CURRENT INVESTMENT ADVISORY AGREEMENTS BETWEEN THE TRUST AND WT ASSET MGMT, INC., WITH RESPECT TO THE FUND, TO GO INTOEFFECT IF THERE IS A SUBSEQUENTCHANGE OF CONTROL OF WT ASSET MGMT,INC., AS DESCRIBED HEREIN, ANDPROPOSAL 1A IS NOT APPROVED.

							MGMT	Y	FOR (225); AGAINST (4); ABSTAIN (9)
13	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	4

TO APPROVE A NEW INVESTMENT SUBADVISORY AGREEMENT BETWEEN WTASSET MGMT, INC. AND MELLON CAPITALMANAGEMENT CORPORATION, WITH RESPECT TO THE FUND, TO GO INTO EFFECT IF THE NEW UNITARY FEEADVISORY AGREEMENT IN PROPOSAL 1A IS APPROVED

							MGMT	Y	FOR (224); AGAINST (5); ABSTAIN (9)
14	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	5

TO APPROVE A NEW INVESTMENT SUBADVISORY AGREEMENT BETWEEN WTASSET MGMT, INC. AND MELLON CAPITALMANAGEMENT CORPORATION, WITH RESPECT TO THE FUND, TO GO INTO EFFECT IF THERE IS A SUBSEQUENT CHANGE OF CONTROL OF WT ASSET MGMT,INC., AS DESCRIBED HEREIN

							MGMT	Y	FOR (224); AGAINST (5); ABSTAIN (9)
15	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	6

TO APPROVE A NEW INVESTMENT SUBADVISORY AGREEMENT BETWEEN WTASSET MGMT, INC. AND MELLON CAPITALMANAGEMENT CORPORATION, WITH RESPECT TO THE FUND, TO GO INTO EFFECT IF THERE IS A SUBSEQUENT CHANGE OF CONTROL OF WT ASSET MGMT,INC., AS DESCRIBED HEREIN

							MGMT	Y	FOR (220); AGAINST (10); ABSTAIN (8)

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MANAGED RISK BALANCED ETF PORTFOLIO									Item 1, Exhibit 10
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Wisdomtree Fund	ELD	97717X867	SPECIAL; 08/08/2012	1	Approve new Investment Advisory Agreement	MGMT	Y	FOR (30996); AGAINST (359); ABSTAIN (279)
2	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Ronn R. Bagge	MGMT	Y	FOR (315786); ABSTAIN (2608)
3	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Todd J. Barre	MGMT	Y	FOR (315815); ABSTAIN (2579)
4	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Kevin M. Carome	MGMT	Y	FOR (31790); ABSTAIN (2604)
5	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Marc M. Kole	MGMT	Y	FOR (315764); ABSTAIN (2630)
6	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Yung Bong Lim	MGMT	Y	FOR (315780); ABSTAIN (2614)
7	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Philip M. Nussbaum	MGMT	Y	FOR (315793); ABSTAIN (2601)
8	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Gary R. Wicker	MGMT	Y	FOR (315805); ABSTAIN (2589)
9	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Donald H. Wilson	MGMT	Y	FOR (315799); ABSTAIN (2595)
10	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	1	TO APPROVE A NEW UNITARY FEE INVESTMENT ADVISORY AGREEMENT BETWEEN WT TRUST & WT ASSET MGMT,INC., WITH RESPECT TO FUND.	MGMT	Y	FOR (28034); AGAINST (727); ABSTAIN (1166)
11	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	2	TO APPROVE A NEW UNITARY FEE INVESTMENT ADVISORY AGREEMENT BETWEEN WT TRUST & WT ASSET MGMT, INC. TO GO INTO EFFECT IF PROPOSAL 1A IS APPROVED & THERE IS SUBSEQUENT CHANGE OF CONTROL.	MGMT	Y	FOR (28029); AGAINST (736); ABSTAIN (1162)
12	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	3

TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT THAT IS SUBSTANTIALLY IDENTICAL TO THE CURRENT INVESTMENT ADVISORY AGREEMENTS BETWEEN THE TRUST AND WT ASSET MGMT, INC., WITH RESPECT TO THE FUND, TO GO INTOEFFECT IF THERE IS A SUBSEQUENTCHANGE OF CONTROL OF WT ASSET MGMT,INC., AS DESCRIBED HEREIN, ANDPROPOSAL 1A IS NOT APPROVED.

							MGMT	Y	FOR (28149); AGAINST (610); ABSTAIN (1168)
13	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	4

TO APPROVE A NEW INVESTMENT SUBADVISORY AGREEMENT BETWEEN WTASSET MGMT, INC. AND MELLON CAPITALMANAGEMENT CORPORATION, WITH RESPECT TO THE FUND, TO GO INTO EFFECT IF THE NEW UNITARY FEEADVISORY AGREEMENT IN PROPOSAL 1A IS APPROVED

							MGMT	Y	FOR (28087); AGAINST (647); ABSTAIN (1193)
14	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	5

TO APPROVE A NEW INVESTMENT SUBADVISORY AGREEMENT BETWEEN WTASSET MGMT, INC. AND MELLON CAPITALMANAGEMENT CORPORATION, WITH RESPECT TO THE FUND, TO GO INTO EFFECT IF THERE IS A SUBSEQUENT CHANGE OF CONTROL OF WT ASSET MGMT,INC., AS DESCRIBED HEREIN

							MGMT	Y	FOR (28071); AGAINST (682); ABSTAIN (1174)
15	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	6

TO APPROVE A NEW INVESTMENT SUBADVISORY AGREEMENT BETWEEN WTASSET MGMT, INC. AND MELLON CAPITALMANAGEMENT CORPORATION, WITH RESPECT TO THE FUND, TO GO INTO EFFECT IF THERE IS A SUBSEQUENT CHANGE OF CONTROL OF WT ASSET MGMT,INC., AS DESCRIBED HEREIN

							MGMT	Y	FOR (27517); AGAINST (1289); ABSTAIN (1121)

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MANAGED RISK GROWTH ETF PORTFOLIO									Item 1, Exhibit 11
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Wisdomtree Fund	ELD	97717X867	SPECIAL; 08/08/2012	1	Approve new Investment Advisory Agreement	MGMT	Y	FOR (114105); AGAINST (1321); ABSTAIN (1028)
2	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	1	TO APPROVE A NEW UNITARY FEE INVESTMENT ADVISORY AGREEMENT BETWEEN WT TRUST & WT ASSET MGMT,INC., WITH RESPECT TO FUND.	MGMT	Y	FOR (103134); AGAINST (2676); ABSTAIN (4290)
3	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	2	TO APPROVE A NEW UNITARY FEE INVESTMENT ADVISORY AGREEMENT BETWEEN WT TRUST & WT ASSET MGMT, INC. TO GO INTO EFFECT IF PROPOSAL 1A IS APPROVED & THERE IS SUBSEQUENT CHANGE OF CONTROL.	MGMT	Y	FOR (103115); AGAINST (2710); ABSTAIN (4275)
4	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	3

TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT THAT IS SUBSTANTIALLY IDENTICAL TO THE CURRENT INVESTMENT ADVISORY AGREEMENTS BETWEEN THE TRUST AND WT ASSET MGMT, INC., WITH RESPECT TO THE FUND, TO GO INTOEFFECT IF THERE IS A SUBSEQUENTCHANGE OF CONTROL OF WT ASSET MGMT,INC., AS DESCRIBED HEREIN, ANDPROPOSAL 1A IS NOT APPROVED.

							MGMT	Y	FOR (103558); AGAINST (2244); ABSTAIN (4298)
5	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	4

TO APPROVE A NEW INVESTMENT SUBADVISORY AGREEMENT BETWEEN WTASSET MGMT, INC. AND MELLON CAPITALMANAGEMENT CORPORATION, WITH RESPECT TO THE FUND, TO GO INTO EFFECT IF THE NEW UNITARY FEEADVISORY AGREEMENT IN PROPOSAL 1A IS APPROVED

							MGMT	Y	FOR (103327); AGAINST (2381); ABSTAIN (4392)
6	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	5

TO APPROVE A NEW INVESTMENT SUBADVISORY AGREEMENT BETWEEN WTASSET MGMT, INC. AND MELLON CAPITALMANAGEMENT CORPORATION, WITH RESPECT TO THE FUND, TO GO INTO EFFECT IF THERE IS A SUBSEQUENT CHANGE OF CONTROL OF WT ASSET MGMT,INC., AS DESCRIBED HEREIN

							MGMT	Y	FOR (103269); AGAINST (2511); ABSTAIN (4320)
7	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	6

TO APPROVE A NEW INVESTMENT SUBADVISORY AGREEMENT BETWEEN WTASSET MGMT, INC. AND MELLON CAPITALMANAGEMENT CORPORATION, WITH RESPECT TO THE FUND, TO GO INTO EFFECT IF THERE IS A SUBSEQUENT CHANGE OF CONTROL OF WT ASSET MGMT,INC., AS DESCRIBED HEREIN

							MGMT	Y	FOR (101230); AGAINST (4745); ABSTAIN (4125)

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MANAGED RISK MODERATE GROWTH ETF PORTFOLIO									Item 1, Exhibit 12
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification		(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Wisdomtree Fund	ELD	97717X867	SPECIAL; 08/08/2012	1	Approve new Investment Advisory Agreement	MGMT	Y	FOR (57449); AGAINST (665); ABSTAIN (517)
2	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Ronn R. Bagge	MGMT	Y	FOR (470452); ABSTAIN (3885)
3	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Todd J. Barre	MGMT	Y	FOR (470495): ABSTAIN (3842)
4	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Kevin M. Carome	MGMT	Y	FOR (470457); ABSTAIN (3880)
5	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Marc M. Kole	MGMT	Y	FOR (470419); ABSTAIN (3918)
6	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Yung Bong Lim	MGMT	Y	FOR (470443); ABSTAIN (3894)
7	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Philip M. Nussbaum	MGMT	Y	FOR (470462); ABSTAIN (3875)
8	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Gary R. Wicker	MGMT	Y	FOR (470481); ABSTAIN (3856)
9	Powershares Exchange Global	BKLN	73936Q769	SPECIAL; 06/20/2013	1	Director Donald H. Wilson	MGMT	Y	FOR (470471); ABSTAIN (3866)
10	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	1	TO APPROVE A NEW UNITARY FEE INVESTMENT ADVISORY AGREEMENT BETWEEN WT TRUST & WT ASSET MGMT,INC., WITH RESPECT TO FUND.	MGMT	Y	FOR (51983); AGAINST (1348); ABSTAIN (2162)
11	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	2	TO APPROVE A NEW UNITARY FEE INVESTMENT ADVISORY AGREEMENT BETWEEN WT TRUST & WT ASSET MGMT, INC. TO GO INTO EFFECT IF PROPOSAL 1A IS APPROVED & THERE IS SUBSEQUENT CHANGE OF CONTROL.	MGMT	Y	FOR (51973); AGAINST (1366); ABSTAIN (2154)
12	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	3

TO APPROVE A NEW INVESTMENT ADVISORY AGREEMENT THAT IS SUBSTANTIALLY IDENTICAL TO THE CURRENT INVESTMENT ADVISORY AGREEMENTS BETWEEN THE TRUST AND WT ASSET MGMT, INC., WITH RESPECT TO THE FUND, TO GO INTOEFFECT IF THERE IS A SUBSEQUENTCHANGE OF CONTROL OF WT ASSET MGMT,INC., AS DESCRIBED HEREIN, ANDPROPOSAL 1A IS NOT APPROVED.

							MGMT	Y	FOR (52196); AGAINST (1131); ABSTAIN (2166)
13	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	4

TO APPROVE A NEW INVESTMENT SUBADVISORY AGREEMENT BETWEEN WTASSET MGMT, INC. AND MELLON CAPITALMANAGEMENT CORPORATION, WITH RESPECT TO THE FUND, TO GO INTO EFFECT IF THE NEW UNITARY FEEADVISORY AGREEMENT IN PROPOSAL 1A IS APPROVED

							MGMT	Y	FOR (52080); AGAINST (1200); ABSTAIN (2213)
14	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	5

TO APPROVE A NEW INVESTMENT SUBADVISORY AGREEMENT BETWEEN WTASSET MGMT, INC. AND MELLON CAPITALMANAGEMENT CORPORATION, WITH RESPECT TO THE FUND, TO GO INTO EFFECT IF THERE IS A SUBSEQUENT CHANGE OF CONTROL OF WT ASSET MGMT,INC., AS DESCRIBED HEREIN

							MGMT	Y	FOR (52050); AGAINST (1266); ABSTAIN (2177)
15	Widomtree Funds	EPI	97717W422	SPECIAL; 08/08/2012	6

TO APPROVE A NEW INVESTMENT SUBADVISORY AGREEMENT BETWEEN WTASSET MGMT, INC. AND MELLON CAPITALMANAGEMENT CORPORATION, WITH RESPECT TO THE FUND, TO GO INTO EFFECT IF THERE IS A SUBSEQUENT CHANGE OF CONTROL OF WT ASSET MGMT,INC., AS DESCRIBED HEREIN

							MGMT	Y	FOR (51023); AGAINST (2391); ABSTAIN (2079)

Registrant: NORTHERN LIGHTS VARIABLE TRUST - TOPS MANAGED RISK FLEX ETF PORTFOLIO									Item 1, Exhibit 13
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	N/A - TOPS Managed Risk Flex ETF Portfolio has not commenced operations prior to June 30, 2013.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - BTS TACTICAL FIXED INCOME VIT FUND									Item 1, Exhibit 14
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - BCM DECATHLON AGGRESSIVE PORTFOLIO									Item 1, Exhibit 15
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - BCM DECATHLON CONSERVATIVE PORTFOLIO									Item 1, Exhibit 16
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - BCM DECATHLON MODERATE PORTFOLIO									Item 1, Exhibit 17
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - 7TWELVE BALANCED PORTFOLIO									Item 1, Exhibit 18
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - MARINER HYMAN BECK PORTFOLIO									Item 1, Exhibit 19
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

Registrant: NORTHERN LIGHTS VARIABLE TRUST - POWER INCOME VIT FUND								Item 1, Exhibit 20
Investment Company Act file number: 811-21853
Reporting Period: July 1, 2012 through June 30, 2013

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1
2	There were no proxy votes to report during the Reporting Period.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

          NORTHERN LIGHTS VARIABLE TRUST

By (Signature and Title)*    /s/ Andrew B. Rogers

         Andrew B. Rogers, President

Date: August 13, 2013

* Print the name and title of each signing officer under his or her signature.